SCHEDULE OF AMOUNT RECOGNISED IN STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories recognised as an expense in cost of sales	$ 3,846	$ 7,598	$ 22,115	$ 30,049	$ 20,098